SUPPLEMENT DATED SEPTEMBER 24, 2025

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2025

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Municipal Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus dated August 31, 2025 and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Changes to the Morningstar Municipal Bond Fund

i.

To reflect the addition of Adrian Van Poppel as a Portfolio Manager of the Fund and the removal of Terry J. Goode as a Portfolio Manager of the Fund, the Allspring Global Investments, LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Allspring Global Investments, LLC
Robert J. Miller	Senior Portfolio Manager	Since Inception (November 2018)
Bruce R. Johns	Senior Portfolio Manager	June 2019
Nicholos Venditti	Senior Portfolio Manager	September 2020
Adrian Van Poppel	Senior Portfolio Manager	September 2025

Please retain this supplement for future reference.